SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Computations of Basic and Diluted Earnings (Loss) Per Share

The computations of basic and diluted earnings (loss) per share are presented in the following table. Dollar amounts are expressed in thousands, except per share data.

	Year Ended September 30,
	2013	2012	2011
Net income (loss)	$27,627	18,110	(16,268)

Average common shares outstanding	7,867,614	7,867,614	7,867,614
Average common share stock options outstanding	—	—	—

Average diluted common shares	7,867,614	7,867,614	7,867,614
Earnings per share:
Basic earnings (loss) per share	$3.51	2.30	(2.07)
Diluted earnings (loss) per share	3.51	2.30	(2.07)